Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	December 2023
Payment Date	1/16/2024
Transaction Month	16
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,745,303,060.82	52,430		54.7 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$304,740,000.00	3.633%		October 15, 2023
Class A-2a Notes	$319,040,000.00	4.52%		April 15, 2025
Class A-2b Notes	$200,000,000.00	5.85844%	*	April 15, 2025
Class A-3 Notes	$519,040,000.00	4.48%		December 15, 2026
Class A-4 Notes	$157,180,000.00	4.59%		December 15, 2027
Class B Notes	$47,370,000.00	5.03%		February 15, 2028
Class C Notes	$31,570,000.00	5.22%		March 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.52%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,688,296.14

Principal:
Principal Collections	$26,238,758.26
Prepayments in Full	$10,610,011.22
Liquidation Proceeds	$396,711.07
Recoveries	$3,652.61
Sub Total	$37,249,133.16
Collections	$39,937,429.30

Purchase Amounts:
Purchase Amounts Related to Principal	$19,703.33
Purchase Amounts Related to Interest	$100.67
Sub Total	$19,804.00

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$39,957,233.30

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	December 2023
Payment Date	1/16/2024
Transaction Month	16
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$39,957,233.30
Servicing Fee	$842,099.33	$842,099.33	$0.00	$0.00	$39,115,133.97
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$39,115,133.97
Interest - Class A-2a Notes	$287,827.97	$287,827.97	$0.00	$0.00	$38,827,306.00
Interest - Class A-2b Notes	$249,453.80	$249,453.80	$0.00	$0.00	$38,577,852.20
Interest - Class A-3 Notes	$1,937,749.33	$1,937,749.33	$0.00	$0.00	$36,640,102.87
Interest - Class A-4 Notes	$601,213.50	$601,213.50	$0.00	$0.00	$36,038,889.37
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,038,889.37
Interest - Class B Notes	$198,559.25	$198,559.25	$0.00	$0.00	$35,840,330.12
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,840,330.12
Interest - Class C Notes	$137,329.50	$137,329.50	$0.00	$0.00	$35,703,000.62
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,703,000.62
Regular Principal Payment	$32,965,982.32	$32,965,982.32	$0.00	$0.00	$2,737,018.30
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,737,018.30
Residual Released to Depositor	$0.00	$2,737,018.30	$0.00	$0.00	$0.00
Total		$39,957,233.30

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$32,965,982.32
Total					$32,965,982.32

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$20,263,307.26	$63.51	$287,827.97	$0.90	$20,551,135.23	$64.41
Class A-2b Notes	$12,702,675.06	$63.51	$249,453.80	$1.25	$12,952,128.86	$64.76
Class A-3 Notes	$0.00	$0.00	$1,937,749.33	$3.73	$1,937,749.33	$3.73
Class A-4 Notes	$0.00	$0.00	$601,213.50	$3.83	$601,213.50	$3.83
Class B Notes	$0.00	$0.00	$198,559.25	$4.19	$198,559.25	$4.19
Class C Notes	$0.00	$0.00	$137,329.50	$4.35	$137,329.50	$4.35
Total	$32,965,982.32	$20.88	$3,412,133.35	$2.16	$36,378,115.67	$23.04

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	December 2023
Payment Date	1/16/2024
Transaction Month	16

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$76,414,505.66	0.2395139	$56,151,198.40	0.1760005
Class A-2b Notes	$47,902,774.37	0.2395139	$35,200,099.31	0.1760005
Class A-3 Notes	$519,040,000.00	1.0000000	$519,040,000.00	1.0000000
Class A-4 Notes	$157,180,000.00	1.0000000	$157,180,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$879,477,280.03	0.5570049	$846,511,297.71	0.5361263

Pool Information
Weighted Average APR	3.384%	3.395%
Weighted Average Remaining Term	42.41	41.62
Number of Receivables Outstanding	39,207	38,387
Pool Balance	$1,010,519,200.64	$972,754,741.90
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$921,477,177.18	$887,944,727.98
Pool Factor	0.5789935	0.5573558

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,736,842.79
Yield Supplement Overcollateralization Amount	$84,810,013.92
Targeted Overcollateralization Amount	$126,243,444.19
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$126,243,444.19

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,736,842.79
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,736,842.79
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,736,842.79

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	December 2023
Payment Date	1/16/2024
Transaction Month	16
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		74	$499,274.86
(Recoveries)		24	$3,652.61
Net Loss for Current Collection Period			$495,622.25
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5886%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4018%
Second Prior Collection Period			0.2978%
Prior Collection Period			0.5612%
Current Collection Period			0.5998%
Four Month Average (Current and Prior Three Collection Periods)			0.4652%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		984	$4,947,033.82
(Cumulative Recoveries)			$389,858.14
Cumulative Net Loss for All Collection Periods			$4,557,175.68
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2611%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,027.47
Average Net Loss for Receivables that have experienced a Realized Loss			$4,631.28

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.01%	294	$9,782,671.08
61-90 Days Delinquent	0.25%	64	$2,448,456.54
91-120 Days Delinquent	0.07%	16	$637,790.38
Over 120 Days Delinquent	0.05%	14	$446,958.04
Total Delinquent Receivables	1.37%	388	$13,315,876.04

Repossession Inventory:
Repossessed in the Current Collection Period		21	$749,886.37
Total Repossessed Inventory		42	$1,630,230.41

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1801%
Prior Collection Period			0.2168%
Current Collection Period			0.2449%
Three Month Average			0.2139%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3632%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	December 2023
Payment Date	1/16/2024
Transaction Month	16

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	178	$5,960,510.83
2 Months Extended	222	$7,941,767.47
3+ Months Extended	31	$1,124,175.83

Total Receivables Extended	431	$15,026,454.13
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer